SEI VARIABLE ANNUITY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
INDIVIDUAL VARIABLE ANNUITY CONTRACT

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46801

This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (LINCOLN LIFE). It is primarily for use with nonqualified plans and retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate ACCOUNT VALUE and to provide retirement income that you cannot outlive or for an agreed upon time. If you die before the ANNUITY COMMENCEMENT DATE, we will pay your BENEFICIARY a DEATH BENEFIT. In the alternative, you may choose to receive a DEATH BENEFIT on the death of the ANNUITANT.

The minimum initial PURCHASE PAYMENT for the contract is $25,000. Additional PURCHASE PAYMENTS may be made to the contract and must be at least $100.

All PURCHASE PAYMENTS for benefits will be placed in LINCOLN LIFE Variable Annuity Account T (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. You take all of the investment risk on the ACCOUNT VALUE and the retirement income. If the SUBACCOUNTS you select make money, your ACCOUNT VALUE goes up; if they lose money, your ACCOUNT VALUE goes down. How much it goes up or down depends on the performance of the SUBACCOUNTS you select. WE DO NOT GUARANTEE HOW ANY OF THE VARIABLE OPTIONS OR THEIR FUNDS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE CONTRACT.

The available funds, listed below, are each part of SEI Insurance Products Trust (TRUST):

SEI VP Large Cap Growth Fund

SEI VP Large Cap Value Fund

SEI VP Small Cap Growth Fund

SEI VP Small Cap Value Fund

SEI VP International Equity Fund

SEI VP Emerging Markets Equity Fund

SEI VP Emerging Markets Debt Fund

SEI VP Core Fixed Income Fund

SEI VP High Yield Bond Fund

SEI VP International Fixed Income Fund

SEI VP Prime Obligation Fund

This Prospectus gives you information about the contract that you should know before you decide to buy a contract and make PURCHASE PAYMENTS. You should also review the prospectus for the funds that is attached, and keep both prospectuses for future reference.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can obtain a Statement of Additional Information (SAI) about the contract that has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 7878, Fort Wayne, Indiana 46801, or call 1-800-338-0355. The SAI and other information about LINCOLN LIFE and Account T are also available on the SEC's web site (http:\\www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2001

TABLE OF CONTENTS

                                            Page
--------------------------------------------------
SPECIAL TERMS                                 2
--------------------------------------------------
EXPENSE TABLES                                3
--------------------------------------------------
SUMMARY                                       6
--------------------------------------------------
CONDENSED FINANCIAL INFORMATION               7
--------------------------------------------------
INVESTMENT RESULTS                           13
--------------------------------------------------
FINANCIAL STATEMENTS                         13
--------------------------------------------------
THE LINCOLN NATIONAL LIFE INSURANCE CO       13
--------------------------------------------------
GENERAL ACCOUNT                              13
--------------------------------------------------
VARIABLE ANNUITY ACCOUNT (VAA)               13
--------------------------------------------------
INVESTMENTS OF THE VAA                       13
--------------------------------------------------
CHARGES AND OTHER DEDUCTIONS                 16
--------------------------------------------------

--------------------------------------------------
                                            Page
THE CONTRACTS                                17
--------------------------------------------------
ANNUITY PAYOUTS                              23
--------------------------------------------------
FEDERAL TAX MATTERS                          26
--------------------------------------------------
VOTING RIGHTS                                29
--------------------------------------------------
DISTRIBUTION OF THE CONTRACTS                29
--------------------------------------------------
RETURN PRIVILEGE                             29
--------------------------------------------------
STATE REGULATION                             30
--------------------------------------------------
RECORDS AND REPORTS                          30
--------------------------------------------------
OTHER INFORMATION                            30
--------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS FOR VARIABLE ANNUITY
ACCOUNT T SEI VARIABLE ANNUITY               31
--------------------------------------------------

SPECIAL TERMS

(We have italicized the terms that have special meaning throughout the Prospectus.)

ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Account T, into which LINCOLN LIFE sets aside and invests the assets of the contract offered in this Prospectus.

ACCOUNT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the total value of all ACCUMULATION UNITS for a contract.

ACCUMULATION UNIT -- A measure used to calculate ACCOUNT VALUE before the ANNUITY COMMENCEMENT DATE.

ANNUITANT -- The person on whose life the ANNUITY BENEFIT payments are based and upon whose death a DEATH BENEFIT may be paid.

ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under the ANNUITY PAYOUT option you select.

ANNUITY PAYOUT -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS after the ANNUITY COMMENCEMENT DATE.

BENEFICIARY -- The person you choose to receive the DEATH BENEFIT.

CONTRACTOWNER (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the BENEFICIARY, etc.) Usually, but not always, the owner is the ANNUITANT.

CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

DEATH BENEFIT -- The amount payable to your designated BENEFICIARY if the owner dies before the ANNUITY COMMENCEMENT DATE or, if selected, to the CONTRACTOWNER if the ANNUITANT dies. Six death benefit options are available.

INCOME4LIFE SOLUTION -- An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

LINCOLN LIFE (we, us, our) -- The Lincoln National Life Insurance Company.

PURCHASE PAYMENTS -- Amounts paid into the contract.

SUBACCOUNT or SEI VARIABLE ANNUITY SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a class of a particular fund available under the contracts. There is a separate SUBACCOUNT which corresponds to each class of a fund.

TRUST -- SEI Insurance Products Trust (TRUST), the funds to which you direct PURCHASE PAYMENTS.

VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.

VALUATION PERIOD -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES

SUMMARY OF CONTRACTOWNER EXPENSES:

Annual Account Fee: $40

(See Charges and other deductions).

The account fee will be waived for any CONTRACT YEAR if your ACCOUNT VALUE equals or exceeds $50,000.00.

Transfer fee: $10

The transfer charge will not be imposed on the first 12 transfers during a CONTRACT YEAR. We reserve the right to impose a charge of $10 for the 13(th) and each additional transfer during any CONTRACT YEAR. Automatic dollar cost averaging and automatic rebalancing transfers are not included in the first twelve transfers.
--------------------------------------------------------------------------------

ACCOUNT T ANNUAL EXPENSES FOR SEI VARIABLE ANNUITY SUBACCOUNTS:*

(as a percentage of average account value)

                                                             Death benefit options
                             --------------------------------------------------------------------------------------
                                                                                                    With Estate
                                                                              With Estate           Enhancement
                                                                              Enhancement       Benefit Rider (EEB)
                             Account    Return of    Annual       5%      Benefit Rider (EEB)     in combination
                              Value      Premium    Step-up    Step-up    Without 5% Step-up      With 5% Step-up
-------------------------------------------------------------------------------------------------------------------
Mortality and expense risk
 charge:                      1.20%       1.25%      1.35%      1.50%            1.55%                 1.60%
Administrative charge:         .15%        .15%       .15%       .15%             .15%                  .15%
                              ----        ----       ----       ----             ----                  ----
Total annual charge for
 each SUBACCOUNT:             1.35%       1.40%      1.50%      1.65%            1.70%                 1.75%
-------------------------------------------------------------------------------------------------------------------

The mortality and expense risk charge is based on the particular death benefit option you choose. (See Charges and other deductions.)

ANNUAL EXPENSES OF THE FUNDS:

(as a percentage of each fund's average net assets):

                                     Management                  Other expenses                Total expenses   Total expenses
                                     Fees (before                (before any                   (before any      (after any
                                     any waivers/                waivers/                      waivers/         waivers/
                                     reimbursements)  +          reimbursements)    =          reimbursements)  reimbursements)**
----------------------------------------------------------------------------------------------------------------------------------
 1.  Large Cap Growth                0.40%                       0.99%                         1.39%            0.85%
----------------------------------------------------------------------------------------------------------------------------------
 2.  Large Cap Value                 0.35                        1.00                          1.35             0.85
----------------------------------------------------------------------------------------------------------------------------------
 3.  Small Cap Growth                0.65                        1.00                          1.65             1.10
----------------------------------------------------------------------------------------------------------------------------------
 4.  Small Cap Value                 0.65                        1.01                          1.66             1.10
----------------------------------------------------------------------------------------------------------------------------------
 5.  International Equity            0.51                        1.62                          2.13             1.28
----------------------------------------------------------------------------------------------------------------------------------
 6.  Emerging Markets Equity         1.05                        2.47                          3.52             1.95
----------------------------------------------------------------------------------------------------------------------------------
 7.  Emerging Markets Debt           0.85                        1.41                          2.26             1.35
----------------------------------------------------------------------------------------------------------------------------------
 8.  Core Fixed Income               0.28                        0.91                          1.19             0.60
----------------------------------------------------------------------------------------------------------------------------------
 9.  High Yield Bond                 0.49                        1.02                          1.51             0.85
----------------------------------------------------------------------------------------------------------------------------------
10.  International Fixed Income      0.30                        1.40                          1.70             1.00
----------------------------------------------------------------------------------------------------------------------------------
11.  Prime Obligation                0.08                        1.06                          1.14             0.44
----------------------------------------------------------------------------------------------------------------------------------

* The VAA is divided into separately named SUBACCOUNTS, eleven of which are available under the contracts. Each SUBACCOUNT, in turn, invests PURCHASE PAYMENTS in shares of its respective fund.

** SEI Investments Management Corporation (SIMC) and SEI Investments Fund Management have each voluntarily agreed to waive a portion of their fees for the current year in order to keep total operating expenses at a specified level. SIMC and/or SEI Investments Fund Management may discontinue all or part of their waivers at any time.

EXAMPLES

(expenses of the SUBACCOUNTS and of the funds):

If you hold your contract through each time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                        1 year    3 years    5 years    10 years
----------------------------------------------------------------------------------------------------------------
For Account Value Death Benefit:
                   1.   SEI VP Large Cap Growth Fund                     $ 22       $ 69       $119       $255
----------------------------------------------------------------------------------------------------------------
                   2.   SEI VP Large Cap Value Fund                        22         69        119        255
----------------------------------------------------------------------------------------------------------------
                   3.   SEI VP Small Cap Growth Fund                       25         77        131        280
----------------------------------------------------------------------------------------------------------------
                   4.   SEI VP Small Cap Value Fund                        25         77        131        280
----------------------------------------------------------------------------------------------------------------
                   5.   SEI VP International Equity Fund                   27         82        140        298
----------------------------------------------------------------------------------------------------------------
                   6.   SEI VP Emerging Markets Equity Fund                33        102        173        361
----------------------------------------------------------------------------------------------------------------
                   7.   SEI VP Emerging Markets Debt Fund                  27         84        144        305
----------------------------------------------------------------------------------------------------------------
                   8.   SEI VP Core Fixed Income Fund                      20         62        106        229
----------------------------------------------------------------------------------------------------------------
                   9.   SEI VP High Yield Bond Fund                        22         69        119        255
----------------------------------------------------------------------------------------------------------------
                  10.   SEI VP International Fixed Income Fund             24         74        126        270
----------------------------------------------------------------------------------------------------------------
                  11.   SEI VP Prime Obligation Fund                       18         57         98        212
----------------------------------------------------------------------------------------------------------------
For Return of Premium Death Benefit:
                   1.   SEI VP Large Cap Growth Fund                     $ 23       $ 71       $121       $260
----------------------------------------------------------------------------------------------------------------
                   2.   SEI VP Large Cap Value Fund                        23         71        121        260
----------------------------------------------------------------------------------------------------------------
                   3.   SEI VP Small Cap Growth Fund                       25         78        134        285
----------------------------------------------------------------------------------------------------------------
                   4.   SEI VP Small Cap Value Fund                        25         78        134        285
----------------------------------------------------------------------------------------------------------------
                   5.   SEI VP International Equity Fund                   27         84        143        303
----------------------------------------------------------------------------------------------------------------
                   6.   SEI VP Emerging Markets Equity Fund                34        103        175        365
----------------------------------------------------------------------------------------------------------------
                   7.   SEI VP Emerging Markets Debt Fund                  28         86        146        310
----------------------------------------------------------------------------------------------------------------
                   8.   SEI VP Core Fixed Income Fund                      20         63        109        234
----------------------------------------------------------------------------------------------------------------
                   9.   SEI VP High Yield Bond Fund                        23         71        121        260
----------------------------------------------------------------------------------------------------------------
                  10.   SEI VP International Fixed Income Fund             24         75        129        275
----------------------------------------------------------------------------------------------------------------
                  11.   SEI VP Prime Obligation Fund                       19         58        100        218
----------------------------------------------------------------------------------------------------------------
For Annual Step-Up Death Benefit:
                   1.   SEI VP Large Cap Growth Fund                     $ 24       $ 74       $126       $270
----------------------------------------------------------------------------------------------------------------
                   2.   SEI VP Large Cap Value Fund                        24         74        126        270
----------------------------------------------------------------------------------------------------------------
                   3.   SEI VP Small Cap Growth Fund                       26         81        139        295
----------------------------------------------------------------------------------------------------------------
                   4.   SEI VP Small Cap Value Fund                        26         81        139        295
----------------------------------------------------------------------------------------------------------------
                   5.   SEI VP International Equity Fund                   28         87        148        312
----------------------------------------------------------------------------------------------------------------
                   6.   SEI VP Emerging Markets Equity Fund                35        106        180        374
----------------------------------------------------------------------------------------------------------------
                   7.   SEI VP Emerging Markets Debt Fund                  29         89        151        319
----------------------------------------------------------------------------------------------------------------
                   8.   SEI VP Core Fixed Income Fund                      21         66        114        245
----------------------------------------------------------------------------------------------------------------
                   9.   SEI VP High Yield Bond Fund                        24         74        126        270
----------------------------------------------------------------------------------------------------------------
                  10.   SEI VP International Fixed Income Fund             25         78        134        285
----------------------------------------------------------------------------------------------------------------
                  11.   SEI VP Prime Obligation Fund                       20         61        105        228
----------------------------------------------------------------------------------------------------------------

                                                                        1 year    3 years    5 years    10 years
----------------------------------------------------------------------------------------------------------------
For 5% Step-Up Death Benefit:
                   1.   SEI VP Large Cap Growth Fund                     $ 25       $ 78       $134       $285
----------------------------------------------------------------------------------------------------------------
                   2.   SEI VP Large Cap Value Fund                        25         78        134        285
----------------------------------------------------------------------------------------------------------------
                   3.   SEI VP Small Cap Growth Fund                       28         86        146        310
----------------------------------------------------------------------------------------------------------------
                   4.   SEI VP Small Cap Value Fund                        28         86        146        310
----------------------------------------------------------------------------------------------------------------
                   5.   SEI VP International Equity Fund                   30         91        155        327
----------------------------------------------------------------------------------------------------------------
                   6.   SEI VP Emerging Markets Equity Fund                36        111        187        388
----------------------------------------------------------------------------------------------------------------
                   7.   SEI VP Emerging Markets Debt Fund                  30         93        158        333
----------------------------------------------------------------------------------------------------------------
                   8.   SEI VP Core Fixed Income Fund                      23         71        121        260
----------------------------------------------------------------------------------------------------------------
                   9.   SEI VP High Yield Bond Fund                        25         78        134        285
----------------------------------------------------------------------------------------------------------------
                  10.   SEI VP International Fixed Income Fund             27         83        141        300
----------------------------------------------------------------------------------------------------------------
                  11.   SEI VP Prime Obligation Fund                       21         66        113        244
----------------------------------------------------------------------------------------------------------------

The Expense Tables reflect expenses of the VAA as well as expenses of the funds.

We provide these examples to help you understand the direct and indirect costs and expenses of the contract.

This example assumes that fee waivers/reimbursements will continue for the length of time shown in the example.

For more information, see Charges and other deductions in this Prospectus, and in the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed if the EEB Rider is chosen or during a period in which regular income or ANNUITY PAYOUTS are made. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

SUMMARY

WHAT KIND OF CONTRACT AM I BUYING? It is an individual variable annuity contract between you and LINCOLN LIFE. Certain Benefits, features and charges may vary in certain states. You should refer to your contract for any state-specific provisions. See The contracts.

WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment TRUST. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See Variable annuity account.

WHAT ARE MY INVESTMENT CHOICES? Based upon your instruction, the VAA applies PURCHASE PAYMENTS to buy TRUST shares in one or more of the investment funds of the TRUST. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the variable annuity account--Description of the trust.

WHO INVESTS MY MONEY? The investment adviser for the TRUST is SEI Investments Management Corporation (SIMC). SIMC is registered as an investment adviser with the SEC. See Investments of the variable annuity--Investment adviser.

HOW DOES THE CONTRACT WORK? If we approve your application, we will send you a contract. When you make PURCHASE PAYMENTS during the accumulation phase, you buy ACCUMULATION UNITS. If you decide to receive retirement income payments, your ACCUMULATION UNITS are converted to ANNUITY UNITS. Your retirement income payments will be based on the number of ANNUITY UNITS you received and the value of each ANNUITY UNIT on payout days. See The contracts.

WHAT CHARGES DO I PAY UNDER THE CONTRACT? We will deduct any applicable premium tax from PURCHASE PAYMENTS or ACCOUNT VALUE at the time the tax is incurred or at another time we choose.

We apply a charge equal to an annual rate of 1.35%, 1.40%, 1.50%, 1.65%, 1.70% or 1.75% to the daily net asset value of the VAA depending on the DEATH BENEFIT option chosen. This charge includes 0.15% as an administrative charge; the balance of the charge is a mortality and expense risk charge. We charge an account fee of $40 per contract year if the ACCOUNT VALUE is less than $50,000. See Charges and other deductions.

This TRUST pays a management fee to SIMC based on the average daily net asset value of each fund. See Investments of the variable annuity account--Investment adviser. Each fund also has additional operating expenses. These are described in the prospectus for the TRUST.

Charges may also be imposed during the regular income or ANNUITY PAYOUT period. See the contracts and Annuity Payouts.

For more information about the compensation we pay for sales at the contracts. See The contracts--commissions.

WHAT PURCHASE PAYMENTS DO I MAKE, AND HOW OFTEN? Subject to minimum and maximum PURCHASE PAYMENT AMOUNTS, your payments are completely flexible. See The contracts--Purchase payments.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you may select an annuity option and start receiving ANNUITY PAYOUTS from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? Your BENEFICIARY will receive the DEATH BENEFIT based upon the DEATH BENEFIT option you select. Your BENEFICIARY has options as to how the DEATH BENEFIT is paid or you may choose an option for your BENEFICIARY. In the alternative, you may choose to receive a DEATH BENEFIT upon the death of the ANNUITANT. See The contracts--Death benefit and See INCOME4LIFE SOLUTIONS (IRA).

MAY I TRANSFER ACCOUNT VALUE BETWEEN VARIABLE OPTIONS? Yes, with certain limits. See The contracts--Transfers on or before the ANNUITY COMMENCEMENT DATE and Transfers after the ANNUITY COMMENCEMENT DATE.

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts--Surrenders and withdrawals.

In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. See Federal tax matters.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on PURCHASE PAYMENTS you allocate to the variable side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VARIABLE ANNUITY ACCOUNT

ACCUMULATION UNIT VALUES

The following information relating to ACCUMULATION UNIT values for the SEI subaccounts for the following periods ended December 31, comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

ACCOUNT VALUE DEATH BENEFIT OPTION:    *2000
----------------------------------------------
SEI VP Large Cap Value
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 10.830
Number of accumulation units
- End of period (000's omitted)           322
----------------------------------------------
SEI VP Large Cap Growth
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  7.420
Number of accumulation units
- End of period (000's omitted)           364
----------------------------------------------
SEI VP Small Cap Value
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 12.129
Number of accumulation units
- End of period (000's omitted)           257
----------------------------------------------
SEI VP Small Cap Growth
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  9.553
Number of accumulation units
- End of period (000's omitted)           259
----------------------------------------------
SEI VP International Equity
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  7.974
Number of accumulation units
- End of period (000's omitted)           290
----------------------------------------------
SEI VP Emerging Markets Equity
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  6.175
Number of accumulation units
- End of period (000's omitted)           265
----------------------------------------------
SEI VP Core Fixed Income
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 10.740
Number of accumulation units
- End of period (000's omitted)           313
----------------------------------------------

ACCOUNT VALUE DEATH BENEFIT OPTION:    *2000
----------------------------------------------
SEI VP High Yield Bond
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  9.760
Number of accumulation units
- End of period (000's omitted)           256
----------------------------------------------
SEI VP International Fixed Income
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  9.808
Number of accumulation units
- End of period (000's omitted)           265
----------------------------------------------
SEI VP Emerging Markets Debt
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 10.569
Number of accumulation units
- End of period (000's omitted)           256
----------------------------------------------
SEI VP Prime Obligation
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 10.285
Number of accumulation units
- End of period (000's omitted)             3
----------------------------------------------

RETURN OF PREMIUM DEATH BENEFIT OPTION:
--------------------------------------------------
SEI VP Large Cap Value
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $ 10.827
Number of accumulation units
- End of period (000's omitted)               350
--------------------------------------------------
SEI VP Large Cap Growth
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $  7.417
Number of accumulation units
- End of period (000's omitted)               408
--------------------------------------------------
SEI VP Small Cap Value
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $ 12.125
Number of accumulation units
- End of period (000's omitted)               261
--------------------------------------------------
SEI VP Small Cap Growth
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $  9.551
Number of accumulation units
- End of period (000's omitted)               264
--------------------------------------------------

RETURN OF PREMIUM DEATH BENEFIT OPTION:    *2000
--------------------------------------------------
SEI VP International Equity
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $  7.971
Number of accumulation units
- End of period (000's omitted)               319
--------------------------------------------------
SEI VP Emerging Markets Equity
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $  6.173
Number of accumulation units
- End of period (000's omitted)               273
--------------------------------------------------
SEI VP Core Fixed Income
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $ 10.737
Number of accumulation units
- End of period (000's omitted)               409
--------------------------------------------------
SEI VP High Yield Bond
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $  9.757
Number of accumulation units
- End of period (000's omitted)               262
--------------------------------------------------
SEI VP International Fixed Income
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $  9.805
Number of accumulation units
- End of period (000's omitted)               289
--------------------------------------------------
SEI VP Emerging Markets Debt
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $ 10.566
Number of accumulation units
- End of period (000's omitted)               261
--------------------------------------------------
SEI VP Prime Obligation
Accumulation unit value
- Beginning of period                    $ 10.000
- End of period                          $ 10.282
Number of accumulation units
- End of period (000's omitted)                14
--------------------------------------------------

ANNUAL STEP-UP DEATH BENEFIT OPTION
----------------------------------------------
SEI VP Large Cap Value
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 10.820
Number of accumulation units
- End of period (000's omitted)            96
----------------------------------------------

ANNUAL STEP-UP DEATH BENEFIT OPTION    *2000
----------------------------------------------
SEI VP Large Cap Growth
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  7.413
Number of accumulation units
- End of period (000's omitted)           148
----------------------------------------------
SEI VP Small Cap Value
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 12.118
Number of accumulation units
- End of period (000's omitted)             9
----------------------------------------------
SEI VP Small Cap Growth
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  9.545
Number of accumulation units
- End of period (000's omitted)            11
----------------------------------------------
SEI VP International Equity
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  7.966
Number of accumulation units
- End of period (000's omitted)            72
----------------------------------------------
SEI VP Emerging Markets Equity
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  6.169
Number of accumulation units
- End of period (000's omitted)            33
----------------------------------------------
SEI VP Core Fixed Income
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 10.734
Number of accumulation units
- End of period (000's omitted)            26
----------------------------------------------
SEI VP High Yield Bond
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  9.753
Number of accumulation units
- End of period (000's omitted)             2
----------------------------------------------
SEI VP International Fixed Income
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $  9.798
Number of accumulation units
- End of period (000's omitted)             4
----------------------------------------------
SEI VP Emerging Markets Debt
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 10.561
Number of accumulation units
- End of period (000's omitted)             2
----------------------------------------------

ANNUAL STEP-UP DEATH BENEFIT OPTION    *2000
----------------------------------------------
SEI VP Prime Obligation
Accumulation unit value
- Beginning of period                $ 10.000
- End of period                      $ 10.279
Number of accumulation units
- End of period (000's omitted)            12
----------------------------------------------

5% STEP UP DEATH BENEFIT OPTION:
-------------------------------------------
SEI VP Large Cap Value
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $ 10.809
Number of accumulation units
- End of period (000's omitted)         33
-------------------------------------------
SEI VP Large Cap Growth
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $  7.407
Number of accumulation units
- End of period (000's omitted)         54
-------------------------------------------
SEI VP Small Cap Value
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $ 12.105
Number of accumulation units
- End of period (000's omitted)          4
-------------------------------------------
SEI VP Small Cap Growth
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $  9.535
Number of accumulation units
- End of period (000's omitted)          5
-------------------------------------------
SEI VP International Equity
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $  7.961
Number of accumulation units
- End of period (000's omitted)         17
-------------------------------------------
SEI VP Emerging Markets Equity
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $  6.163
Number of accumulation units
- End of period (000's omitted)          5
-------------------------------------------
SEI VP Core Fixed Income
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $ 10.718
Number of accumulation units
- End of period (000's omitted)         40
-------------------------------------------

5% STEP UP DEATH BENEFIT OPTION:    *2000
-------------------------------------------
SEI VP High Yield Bond
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $  9.741
Number of accumulation units
- End of period (000's omitted)          4
-------------------------------------------
SEI VP International Fixed
  Income
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $  9.791
Number of accumulation units
- End of period (000's omitted)         11
-------------------------------------------
SEI VP Emerging Markets Debt
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $ 10.548
Number of accumulation units
- End of period (000's omitted)          4
-------------------------------------------
SEI VP Prime Obligation
Accumulation unit value
- Beginning of period             $ 10.000
- End of period                   $ 10.264
Number of accumulation units
- End of period (000's omitted)         15
-------------------------------------------

 * These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (May 22, 2000) through December 31, 2000.

INVESTMENT RESULTS

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The Prime Obligation SUBACCOUNT'S money market yield is based upon investment performance over a 7-day period, which is then annualized.

THE PRIME OBLIGATION MONEY MARKET YIELD FIGURE AND ANNUAL PERFORMANCE OF THE SUBACCOUNTS ARE BASED ON PAST PERFORMANCE AND DO NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. SEE THE SAI FOR FURTHER INFORMATION.

FINANCIAL STATEMENTS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-338-0355.

THE LINCOLN NATIONAL LIFE INSURANCE CO.

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

GENERAL ACCOUNT

The general account of LINCOLN LIFE is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws regulating the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed ANNUITY PAYOUTS.

VARIABLE ANNUITY ACCOUNT (VAA)

On January 25, 2000, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.

The VAA is used to support other annuity contracts offered by LINCOLN LIFE in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the TRUST as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the SUBACCOUNT.

INVESTMENTS OF THE VAA

You decide the SUBACCOUNT(S) to which you allocate PURCHASE PAYMENTS. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value. The TRUST is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

INVESTMENT ADVISER

The investment adviser for the TRUST is SEI Investments Management Corporation
(SIMC). As compensation for its services to the TRUST, the investment adviser receives a fee from the TRUST which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the prospectus for the TRUST.

Additionally, SIMC currently has thirty-two sub-advisory agreements in which the sub-adviser may perform some or substantially all of the investment advisory services required by those respective funds. See the TRUST prospectus for additional information on the sub-adviser.

No additional compensation from the assets of those funds will be assessed as a result of the sub-advisory agreements.

DESCRIPTION OF THE TRUST

SEI Insurance Products Trust (TRUST) is an open-end management investment company that has diversified and non-diversified portfolios. The TRUST was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Declaration of Trust permits the TRUST to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Each share of each fund represents an equal proportionate interest in that fund with each other share of that fund. All consideration received by the TRUST for shares of any class of any fund and all assets of such fund or class belong to that fund or class, respectively, and would be subject to the liabilities related thereto.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the TRUST which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

  1. SEI VP LARGE CAP GROWTH FUND -- The investment objective of the SEI VP Large Cap Growth Fund is capital appreciation.

      The Fund invests primarily in U.S. companies with market capitalizations of more than $1 billion.

  2. SEI VP LARGE CAP VALUE FUND -- The investment objective of the SEI VP Large Cap Value Fund is long-term growth of capital and income.

      The Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion.

  3. SEI VP SMALL CAP GROWTH FUND -- The investment objective of the SEI VP Small Cap Growth Fund is long-term capital appreciation.

      The Fund invests primarily in common stocks of U.S. companies with market capitalizations less than $2 billion.

  4. SEI VP SMALL CAP VALUE FUND -- The investment objective of the SEI VP Small Cap Value Fund is capital appreciation.

      The Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion.

  5. SEI VP INTERNATIONAL EQUITY FUND -- The SEI VP International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers.

  6. SEI VP EMERGING MARKETS EQUITY FUND -- The SEI VP Emerging Markets Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers.

  7. SEI VP EMERGING MARKETS DEBT FUND -- The investment objective of the SEI VP Emerging Markets Debt Fund is to maximize total return.

      The Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries and of entities organized to restructure the outstanding debt of such issuers.

  8. SEI VP CORE FIXED INCOME FUND -- The investment objective of the SEI VP Core Fixed Income Fund is current income consistent with the preservation of capital.

      The Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities.

  9. SEI VP HIGH YIELD BOND FUND -- The investment objective of the SEI VP High Yield Bond Fund is to maximize total return.

      The Fund invests primarily in fixed income securities that are rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations.

  10. SEI VP INTERNATIONAL FIXED INCOME FUND -- The SEI VP International Fixed Income Fund seeks to provided capital appreciation and current income through investment primarily in investment grade, non-U.S. dollar denominated government, corporate, mortgage-backed and asset-backed fixed income securities.

  11. SEI VP PRIME OBLIGATION FUND -- The SEI VP Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

ASSET ALLOCATION PORTFOLIOS

SIMC currently offers twelve asset allocation portfolios which are available to variable annuity purchasers. You can choose one of these asset allocation portfolios or choose the customized allocation in which you determine your own allocations among the funds. If you choose one of these asset allocation portfolios, SIMC will determine the allocation of your PURCHASE PAYMENTS into the funds.

If you want to change your portfolio selection, you must notify us in writing or over the telephone, if we have received proper telephone authorization.

The available portfolios are:

 1. VP INSTITUTIONAL MODERATE GROWTH & INCOME PORTFOLIO
 2. VP INSTITUTIONAL GROWTH & INCOME PORTFOLIO
 3. VP INSTITUTIONAL CAPITAL GROWTH PORTFOLIO
 4. VP INSTITUTIONAL EQUITY PORTFOLIO
 5. VP GLOBAL MODERATE GROWTH & INCOME PORTFOLIO
 6. VP GLOBAL GROWTH & INCOME PORTFOLIO
 7. VP GLOBAL CAPITAL GROWTH PORTFOLIO
 8. VP GLOBAL EQUITY PORTFOLIO
 9. VP MODERATE GROWTH & INCOME PORTFOLIO
10. VP GROWTH & INCOME PORTFOLIO
11. VP CAPITAL GROWTH PORTFOLIO
12. VP DOMESTIC EQUITY PORTFOLIO

We will periodically rebalance your ACCOUNT VALUE among the funds in accordance with the SIMC-determined percentage allocations of your chosen asset allocation portfolio. In addition, SIMC periodically reviews the percentage fund allocations associated with each asset allocation portfolio. If SIMC determines that the allocations of your chosen asset allocation portfolio should be adjusted, we will reallocate your annuity ACCOUNT VALUE among the funds accordingly.

FUND SHARES

We will purchase shares of the funds at net asset value and direct them to the appropriate SUBACCOUNTS of the VAA. We will redeem sufficient shares of the appropriate funds to pay ANNUITY PAYOUTS, DEATH BENEFITS, surrender/ withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to LINCOLN LIFE, and may be sold to other insurance companies, for investment of the assets of the SUBACCOUNTS established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the TRUST sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the TRUST sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The TRUST currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various CONTRACTOWNERS participating in a fund could conflict. The TRUST'S Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the TRUST.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERS as additional units, but are reflected as changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

WE RESERVE THE RIGHT, WITHIN THE LAW, TO ADD, DELETE AND SUBSTITUTE THE TRUST AND/OR FUNDS WITHIN THE VAA. We may also add, delete, or substitute the trust or funds only for certain classes of CONTRACTOWNERS. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of CONTRACTOWNERS.

Substitutions may be made with respect to existing investments or the investments of future PURCHASE PAYMENTS, or both. We may close SUBACCOUNTS to allocations of PURCHASE PAYMENTS or ACCOUNT VALUE, or both, at any time in our sole discretion. The funds, which sell their shares to the SUBACCOUNTS pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the SUBACCOUNTS.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgement of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

CHARGES AND OTHER DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, automatic withdrawal services, and portfolio rebalancing. See Additional services and the SAI for more information on these programs, maintaining records, administering ANNUITY PAYOUTS, furnishing accounting and valuation services (including the calculation and monitoring of daily SUBACCOUNT values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services.

The risks we assume include: the risk that ANNUITANTS, upon whose lives ANNUITY PAYOUTS under contract are based, live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that DEATH BENEFITS paid will exceed the actual ACCOUNT VALUE; and the risk that our costs in providing the services will exceed our revenues from the contract charges (which we cannot change). However, if the charges deducted prove more than sufficient to cover our risks, we will keep the profit. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge.

DEDUCTIONS FROM THE VAA FOR SEI VARIABLE ANNUITY

We deduct from the VAA an amount, computed daily, which is equal to an annual rate depending on the death benefit option elected of the daily net asset value. The charge includes a 0.15% administrative charge and a mortality and expense risk charge. The mortality and expense risk charge is 1.20% for the account value death benefit option; 1.25% for the return of premium death benefit option; 1.35% for the annual step-up death benefit option; 1.50% for the 5% step-up death benefit option and 1.55% for the EEB Rider (without 5% Step-Up) and 1.60% for the EEB Rider (with 5% Step-Up).

ACCOUNT FEE

For contracts with an ACCOUNT VALUE less than $50,000, during the accumulation period, we will deduct $40 from the ACCOUNT VALUE on each contract anniversary to compensate us for the administrative services provided to you; this $40 account fee will also be deducted from the ACCOUNT VALUE upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with an ACCOUNT VALUE that equals or exceeds $50,000 on the contract anniversary.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any government entity as a result of the existence of the contracts of the VAA will be deducted from the ACCOUNT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from 0.5% to 5.0%.

OTHER CHARGES AND DEDUCTIONS

Charges may also be imposed during the regular income and Annuity Payout Period. See INCOME4LIFE SOLUTIONS (IRA) and (Non-Qualified) and Annuity Payouts.

There are additional deductions from and expenses paid out of the assets of the underlying TRUST that are more fully described in the prospectus for the TRUST.

ADDITIONAL INFORMATION

The charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of charges applicable to a particular contract will be stated in that contract.

THE CONTRACTS

PURCHASE OF CONTRACTS

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received, an initial PURCHASE PAYMENT will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial PURCHASE PAYMENT for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the PURCHASE PAYMENT will be returned immediately. Once the application is complete, the initial PURCHASE PAYMENT must be priced within two business days.

WHO CAN INVEST

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The CONTRACTOWNER, joint owner and ANNUITANT must be less than age 91.

PURCHASE PAYMENTS

PURCHASE PAYMENTS are payable to us at a frequency and in an amount selected by you in the application. The minimum initial PURCHASE PAYMENT is $25,000. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). PURCHASE PAYMENTS in total may not exceed $2,000,000 for an owner or $1,000,000 for each joint owner without our approval. We may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Payments may be made or, if stopped, resumed at any time until the ANNUITY COMMENCEMENT DATE, the surrender of the contract, maturity date or the payment of any DEATH BENEFIT, whichever comes first.

VALUATION DATE

ACCUMULATION and ANNUITY UNITS will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.

ALLOCATION OF PURCHASE PAYMENTS

PURCHASE PAYMENTS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of its corresponding fund of the TRUST, according to your instructions.

The minimum amount of any PURCHASE PAYMENT that can be put into any one subaccount is $20. Upon allocation to a SUBACCOUNT, PURCHASE PAYMENTS are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that subaccount on the VALUATION DATE on which the PURCHASE PAYMENT is received at our home office if received before 4:00 p.m., New York time. If the PURCHASE PAYMENT is received at or after 4:00 p.m., New York time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way is not changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.

VALUATION OF ACCUMULATION UNITS

PURCHASE PAYMENTS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each PURCHASE PAYMENT by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the PURCHASE PAYMENT is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:

    (1) The total value of the fund shares held in the SUBACCOUNT is calculated by multiplying the number of fund shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund at the end of the VALUATION PERIOD, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the VALUATION PERIOD; minus

    (2) The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    (3) The result of (2) is divided by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the VALUATION PERIOD. Because a different daily charge is imposed for contracts with different DEATH BENEFIT options, contracts with different DEATH BENEFIT options will have different corresponding ACCUMULATION UNIT values on any given day.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one SUBACCOUNT to another. A transfer involves the surrender of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values determined at the end of the VALUATION DATE on which the transfer request is received. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge of $10 in the future for certain transfers.

Transfers between SUBACCOUNTS are restricted to twelve times every CONTRACT YEAR. We reserve the right to waive this twelve-time limit. This limit does not apply to transfers made under dollar cost averaging, cross reinvestment, or portfolio rebalancing program(s) or under the asset allocation portfolios elected on forms available from us. (See Investments of the variable annuity account--Description of the trust for information on the asset allocation portfolios and The contracts--Additional services and the SAI for information on the other programs.) The minimum amount that may be transferred between SUBACCOUNTS is $300 (or the entire amount in the SUBACCOUNT, if less than $300). If the transfer from a SUBACCOUNT would leave you with less than $300 in the SUBACCOUNT, we may transfer the entire balance of the SUBACCOUNT.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the CONTRACTOWNER a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the CONTRACTOWNER on the next VALUATION DATE.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the VALUATION DATE that they are received when they are received in our customer service center before the end of the VALUATION DATE (normally 4:00 p.m. New York time).

When thinking about a transfer of ACCOUNT VALUE, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the SUBACCOUNTS, and should LINCOLN LIFE become aware of such disruptive practices, LINCOLN LIFE may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

TRANSFERS AFTER THE ANNUITY
COMMENCEMENT DATE

If you select INCOME4LIFE SOLUTION your transfer rights and restrictions are the same as they were on or before the ANNUITY COMMENCEMENT DATE.

If you do not select INCOME4LIFE SOLUTION you may transfer all or a portion of your investment in one SUBACCOUNT to another SUBACCOUNT in the VAA or to the fixed side of the contract. Those transfers will be limited to three times per CONTRACT YEAR. Currently, there is no charge for those transfers. However, we reserve the right to impose a $10 charge.

NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE ACCOUNT TO THE SUBACCOUNTS.

ADDITIONAL SERVICES

There are four additional services available to you at no extra charge under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from certain variable SUBACCOUNTS into the variable SUBACCOUNTS on a monthly basis.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your ACCOUNT VALUE.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable SUBACCOUNT that exceeds a baseline amount to another specific variable SUBACCOUNT at specified intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of ACCOUNT VALUE allocated to each variable account SUBACCOUNT. The rebalancing may take place monthly, quarterly, semi-annually or annually.

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DEATH BENEFIT

You may designate a BENEFICIARY during your lifetime and change the BENEFICIARY by filing a written request with our home office. Each change of BENEFICIARY revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of BENEFICIARY. You may pre-select an ANNUITY PAYOUT option as a method of paying the DEATH BENEFIT to a BENEFICIARY.

Upon the death of the CONTRACTOWNER, a DEATH BENEFIT will be paid to the BENEFICIARY. Upon the death of a joint owner, the DEATH BENEFIT will be paid to the surviving joint owner. Upon the death of an ANNUITANT who is not the CONTRACTOWNER or joint owner, a DEATH BENEFIT may be paid to the CONTRACTOWNER (and joint owner, if applicable, in equal shares). If the CONTRACTOWNER is a corporation or other non-individual (non-natural person), the death of the ANNUITANT will be treated as death of the CONTRACTOWNER.

If an ANNUITANT who is not the CONTRACTOWNER or a joint owner dies, then the contingent ANNUITANT, if named, becomes the ANNUITANT and no DEATH BENEFIT is payable on the death of the ANNUITANT. If no contingent ANNUITANT is named, the CONTRACTOWNER (or younger of joint owners) becomes the ANNUITANT. Alternatively, a DEATH BENEFIT may be paid to the CONTRACTOWNER(and joint owner, if applicable, in equal shares) upon the death of the ANNUITANT. Notification of the election of this DEATH BENEFIT must be received by us within 75 days of the death of the ANNUITANT. The contract terminates when any DEATH BENEFIT is paid due to the death of the ANNUITANT. If the ANNUITANT has been changed subsequent to the effective date of this contract, unless the change occurred because of the death of a prior ANNUITANT, the death benefit option in effect will be terminated and the Account Value death benefit option will become effective as of the VALUATION DATE that the written notification to change the ANNUITANT was received in the home office.

If the death occurs before the ANNUITY COMMENCEMENT DATE, the DEATH BENEFIT paid will depend on the death benefit option in effect on the day on which we approve payment of the claim. Six DEATH BENEFIT options are available:

Account Value death benefit option: The DEATH BENEFIT is equal at all times to the ACCOUNT VALUE on the date on which the death claim is approved by us for payment.

Return of Premium death benefit option: The DEATH BENEFIT is equal to the greater of the ACCOUNT VALUE on the date on which the death claim is approved by us for payment or the sum of all PURCHASE PAYMENTS minus withdrawals, partial annuitizations, and premium tax incurred.

Annual Step-Up death benefit option: The DEATH BENEFIT is equal to the greatest of three amounts:

  a) the ACCOUNT VALUE on the date on which the death claim is approved by us for payment;

  b) the sum of all PURCHASE PAYMENTS minus withdrawals, partial annuitizations, and premium tax incurred; or

  c) the highest ACCOUNT VALUE on any contract anniversary prior to the 81st birthday of the deceased, increased by PURCHASE PAYMENTS and decreased by partial withdrawals, partial annuitizations, and premium tax incurred subsequent to the contract anniversary on which the highest ACCOUNT VALUE is obtained.

5% Step-Up death benefit option: The DEATH BENEFIT is equal to the greatest of four amounts:

  a) the ACCOUNT VALUE on the date on which the death claim is approved by us for payment,

  b) the sum of all PURCHASE PAYMENTS minus withdrawals, partial annuitizations, and premium tax incurred;

  c) the highest ACCOUNT VALUE on any contract anniversary prior to the 81st birthday of the deceased, increased by PURCHASE PAYMENTS and decreased by partial withdrawals, partial annuitizations, and premium tax incurred subsequent to the contract anniversary on which the highest ACCOUNT VALUE is obtained; or

  d) the accumulation of all PURCHASE PAYMENTS minus the accumulation of all withdrawals, partial annuitizations and premium tax; where each PURCHASE PAYMENT, withdrawal, partial annuitization and premium tax will be accumulated daily at an annual rate of 5% from the date of the PURCHASE PAYMENT , withdrawal, partial annuitization and premium tax until the earlier of the date of death of the deceased (owner, joint owner or ANNUITANT) or the contract date anniversary immediately preceding the 81st birthday of the deceased (owner, joint owner, or ANNUITANT) except that the accumulation of any PURCHASE PAYMENT, withdrawal, partial annuitization and premium tax will not exceed 200% of that PURCHASE PAYMENT, withdrawal, partial annuitization and premium tax.

An Estate Enhancement Benefit Rider (EEB Rider) is also available. Information regarding this rider can be found on the next page.

When applying for a contract, an applicant may request one of the six DEATH BENEFIT options available. If no death benefit option is chosen, the Return of Premium death benefit option will be the DEATH BENEFIT as of the contract date.

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After a contract is issued, the CONTRACTOWNER may substitute a lower level DEATH
BENEFIT option for the option currently in effect. For purposes of determining allowable substitutions, Account Value is the lowest level of DEATH BENEFIT. Return of Premium is the next highest option, followed by Annual Step-Up, with 5% Step-Up being the highest level of DEATH BENEFIT. An optional Estate Enhancement Benefit Rider is also available. (See Below.) A request for substitution must be in writing on a form acceptable to us. The current DEATH BENEFIT option will be discontinued and the new DEATH BENEFIT option will begin as of the VALUATION DATE we receive the substitution request, and we will stop deducting the charge for the current option and begin deducting the charge for the new option as of that same date. A DEATH BENEFIT option may be substituted for the current DEATH BENEFIT option only if the new option provides a lower level of DEATH BENEFIT. See Charges and deductions.

ESTATE ENHANCEMENT BENEFIT RIDER ("EEB RIDER")

The amount of DEATH BENEFIT payable under this Rider is the greatest of the following amounts:

  1) The ACCOUNT VALUE on the VALUATION DATE the DEATH BENEFIT is approved by LINCOLN LIFE for payment.

  2) The sum of all PURCHASE PAYMENTS, minus all withdrawals, partial annuitizations, and premium tax incurred, if any.

  3) The highest ACCOUNT VALUE at the time of fund valuation on any policy anniversary date (including the inception date) prior to the 81st birthday of the deceased CONTRACTOWNER, joint owner (if applicable), or ANNUITANT and prior to the death of the CONTRACTOWNER, joint owner or ANNUITANT for whom a death claim is approved for payment. The highest ACCOUNT VALUE is adjusted for certain transactions. It is increased by PURCHASE PAYMENTS made on or after that policy anniversary date on which the highest ACCOUNT VALUE is obtained. It is decreased by partial withdrawals, partial annuitizations and premium taxes incurred, if any, on or after that policy anniversary date on which the highest ACCOUNT VALUE is obtained.

  4) (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all PURCHASE PAYMENTS minus the accumulation of all withdrawals, partial annuitizations, and premium tax incurred. These PURCHASE PAYMENTS, withdrawals, partial annuitizations and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction.

  5) The ACCOUNT VALUE on the VALUATION DATE the DEATH BENEFIT is approved by LINCOLN LIFE for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit.

The Enhancement Rate is based on the age of the oldest CONTRACTOWNER, joint owner (if applicable), or ANNUITANT on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest CONTRACTOWNER, joint owner (if applicable), or ANNUITANT is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

  1) the ACCOUNT VALUE as of the date of death of the individual for whom a death claim is approved by LINCOLN LIFE for payment; minus

  2) the ACCOUNT VALUE as of the effective date of this Rider (determined before the allocation of any PURCHASE PAYMENTS on that date); minus

  3) each PURCHASE PAYMENT that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

  4) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

  1) the ACCOUNT VALUE as of the effective date of this Rider (determined before the allocation of any PURCHASE PAYMENTS on that date); plus

  2) each PURCHASE PAYMENT that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the CONTRACTOWNER, joint owner (if applicable) or ANNUITANT; minus

  3) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the CONTRACTOWNER, joint owner or ANNUITANT is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A

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change in CONTRACTOWNER, joint owner (if applicable), or ANNUITANT will reduce the DEATH BENEFIT to the ACCOUNT VALUE for the new individual.

THE EEB RIDER MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR INVESTMENT REPRESENTATIVE REGARDING AVAILABILITY OF THIS RIDER. Contracts purchased before the EEB Rider becomes available in your state may add the Rider if it becomes available, but the request to add the Rider must be received by LINCOLN LIFE prior to January 1, 2002 or six months after state approval, whichever is later. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

If you elect the EEB Rider after purchase, the benefit will take effect as of the VALUATION DATE following our receipt of the election request, and we will begin deducting the charge for the Rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the VALUATION DATE at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the ANNUITY PAYOUT period. AS THIS RIDER MAY NOT BE AVAILABLE TO ALL CLASSES OF CONTRACTOWNERS, PLEASE CONTACT YOUR INVESTMENT REPRESENTATIVE.

GENERAL DEATH BENEFIT INFORMATION

THE EEB RIDER (IN COMBINATION, WITH, OR WITHOUT, THE 5% STEP-UP), THE ANNUAL STEP-UP DEATH BENEFIT AND THE 5% STEP-UP DEATH BENEFIT ARE SEPARATE DEATH BENEFIT ELECTIONS. ONLY ONE OF THESE DEATH BENEFIT ELECTIONS MAY BE IN EFFECT AT ANY ONE TIME AND THESE ELECTIONS TERMINATE IF YOU ELECT THE INCOME4LIFE SOLUTION.

If there are joint owners, upon the death of the first CONTRACTOWNER, LINCOLN LIFE will pay a DEATH BENEFIT to the surviving joint owner. The surviving joint owner will be treated as the primary, designated BENEFICIARY. Any other BENEFICIARY designation on record at the time of death will be treated as a contingent BENEFICIARY. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as a sole CONTRACTOWNER. Upon the death of the spouse who continues the contract, LINCOLN LIFE will pay a DEATH BENEFIT to the designated BENEFICIARY(s).

If the BENEFICIARY is the spouse of the CONTRACTOWNER, then the spouse may elect to continue the contract as the new CONTRACTOWNER. Should the surviving spouse elect to continue the contract, a portion of the DEATH BENEFIT may be credited to the contract. Any portion of the DEATH BENEFIT that would have been payable (if the contract had not been continued) that exceeds the current ACCOUNT VALUE will be credited to the contract. This feature will only apply one time for each contract. If the contract is continued in this way, and the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the ANNUITANT at the time the Estate Enhancement Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current CONTRACT VALUE (after crediting any death benefit amount into the contract, as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving ANNUITANT is 76 or older, the DEATH BENEFIT payable will become the greatest of the first four amounts listed above and the total annual charge will be reduced to 1.50% for the Annual Step-up or 1.65% for the 5% Step-up DEATH BENEFIT.

The value of the DEATH BENEFIT will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the BENEFICIARY is a minor, court documents appointing the guardian/custodian must be submitted.

Unless otherwise provided in the BENEFICIARY designation, one of the following procedures will take place on the death of a BENEFICIARY:

  (1) If any BENEFICIARY dies before the CONTRACTOWNER, that BENEFICIARY'S interest will go to any other BENEFICIARIES named, according to their respective interest; or

  (2) If no BENEFICIARY survives the CONTRACTOWNER, the proceeds will be paid to the CONTRACTOWNER'S estate.

Unless the CONTRACTOWNER has already selected a settlement option, the BENEFICIARY may choose the method of payment of the DEATH BENEFIT. The DEATH BENEFIT payable to the BENEFICIARY or joint owner must be distributed within five years of the CONTRACTOWNER'S date of death unless the BENEFICIARY begins receiving within one year of the CONTRACTOWNER'S death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the BENEFICIARY'S life expectancy.

If the DEATH BENEFIT becomes payable the recipient may elect to receive payment either in the form of a lump sum or an ANNUITY PAYOUT. Upon the death of the ANNUITANT, Federal law requires that an ANNUITY PAYOUT election be made no later than 60 days after we have approved the death claim.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim, subject to the laws, regulations and tax code governing payment of DEATH BENEFITS. This payment may be postponed as permitted by the Investment Company Act of 1940.

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REINVESTMENT PRIVILEGE

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the HOME OFFICE. You may utilize the reinvestment privilege only once. We will treat a surrender/ withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult your tax advisor before you request a surrender/withdrawal or subsequent reinvestment.

ANNUITANT

The following rules apply prior to the ANNUITY COMMENCEMENT DATE. You may name only one ANNUITANT (unless you are an exempt organization under Internal Revenue Code section 501(c), then you can name two joint ANNUITANTS). You (if the CONTRACTOWNER is a natural person) have the right to change the ANNUITANT at any time by notifying LINCOLN LIFE of the change. The new ANNUITANT must be under age 90 as of the effective date of the change. This change may cause a loss of the DEATH BENEFIT on the death of the ANNUITANT. See The contracts--Death benefit.

A contingent ANNUITANT may be named or changed by notifying LINCOLN LIFE in writing.

On or after the ANNUITY COMMENCEMENT DATE, the ANNUITANT or joint ANNUITANTS may not be changed. Contingent ANNUITANT designations are no longer applicable.

SURRENDERS AND WITHDRAWALS

Before the ANNUITY COMMENCEMENT DATE, we will allow the surrender of the contract or a withdrawal of the ACCOUNT VALUE upon your written request, subject to the rules discussed below.

Surrender or withdrawal options after the ANNUITY COMMENCEMENT DATE depend upon the annuity option you select. See Annuity payouts--Annuity options.

The amount available upon the surrender/withdrawal is the ACCOUNT VALUE less any applicable fees and taxes at the end of the VALUATION PERIOD during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA in the same proportion that the amount of withdrawal bears to the total ACCOUNT VALUE. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

The minimum withdrawal is $300. LINCOLN LIFE reserves the right to surrender this contract if any withdrawal reduces the total ACCOUNT VALUE to a level at which this contract may be surrendered in accordance with applicable law for individual deferred annuities.

The tax consequences of a surrender/withdrawal are discussed later, in this booklet. See Federal tax matters.

INCOME4LIFE SOLUTION FOR IRA CONTRACTS

The INCOME4LIFE SOLUTION for IRA Contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, computed daily, equal to an annual rate of 1.75%. This charge consists of an administrative charge of 0.15% and a mortality and expense risk charge of 1.60%. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the CONTRACTOWNERS election.

The INCOME4LIFE SOLUTION is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a CONTRACT VALUE of $50,000 or more and only if the ANNUITANT is age 59 1/2 or older at the time the option is elected. You may elect INCOME4LIFE SOLUTION at the time of application or at any time before the ANNUITY COMMENCEMENT DATE by sending a written request to our home office. If you make additional PURCHASE PAYMENTS, an option to start a new program under the INCOME4LIFE SOLUTION may be provided. There is no guarantee the INCOME4LIFE will be available in the future as we reserve the right to discontinue this option at any time.

Any prior DEATH BENEFIT election (i.e. Return of premium, Annual Step-up, 5% Step-up or EEB Rider) will terminate once you elect the INCOME4LIFE SOLUTION.

Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.

If an INCOME4LIFE SOLUTION is selected, the applicable transfer provisions will continue to be those specified in your annuity contract for transfers on or before the ANNUITY COMMENCEMENT DATE. See The contracts.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts for a more detailed explanation.

REGULAR INCOME. The INCOME4LIFE SOLUTION option provides for variable, periodic regular income payments during a defined period of time (the "Access Period"), and after the Access Period for as long as the ANNUITANT is living. We determine the initial regular income payment based in part on the assumed investment rate you choose. Subsequent regular income payments will be

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
adjusted annually with the performance of the SUBACCOUNTS selected. For example, if net investment performance for the year is 3% higher (annualized) than 4%, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the 4%, the regular income payment will decrease by approximately 3%.


ACCESS PERIOD. During the Access Period you select, you will be able to access your ACCOUNT VALUE through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the INCOME4LIFE SOLUTION. Generally, shorter Access Periods will produce a higher initial income payment than longer Access Periods. At any time during the Access Period, and subject to rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the account value remaining at the end of the new access period will be applied to continue regular income payments for your life.


ACCOUNT VALUE. The initial ACCOUNT VALUE is the CONTRACT VALUE at the time you elect the INCOME4LIFE SOLUTION. During the Access Period, the ACCOUNT VALUE will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining ACCOUNT VALUE will be applied to continue regular income payments for your life and the ACCOUNT VALUE will be reduced to zero. Regular income payments will continue for as long as any ANNUITANT is living, and will continue to be adjusted for investment performance of the SUBACCOUNTS your ANNUITY UNITS are invested in.

WITHDRAWALS. You may request a withdrawal at any time during the Access Period. We reduce the ACCOUNT VALUE by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax matters--Tax treatment of qualified contracts.

SURRENDER. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

SURVIVOR BENEFIT. During the Access Period the survivor benefit is the ACCOUNT VALUE. If there are joint ANNUITANTS and either ANNUITANT dies during the Access Period, the INCOME4LIFE SOLUTION will terminate. The surviving ANNUITANT may start a new INCOME4LIFE SOLUTION program. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no survivor benefit.

DELAY OF PAYMENTS

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.

AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

The commissions paid to dealers are a maximum of 1% ACCOUNT VALUE annually. Upon annuitization, an annual continuing commission of up to 1.00% of statutory reserves can be paid to dealers. These commissions are not deducted from PURCHASE PAYMENTS or ACCOUNT VALUE; they are paid by us. In the future, additional sales incentives may be provided to dealers.

OWNERSHIP

As CONTRACTOWNER, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS and their designated BENEFICIARIES; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred. Nonqualified contracts may not be collaterally assigned. We assume no responsibility for the validity or affect of any assignment. Consult your tax adviser about the tax consequence of an assignment.

JOINT OWNERSHIP

Joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise ownership rights in this contract.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of LINCOLN LIFE. Questions about your contract should be directed to us at 1-800-338-0355.

ANNUITY PAYOUTS

When you apply for a contract, you may select any ANNUITY COMMENCEMENT DATE permitted by state insurance or tax law.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, fixed basis or a combination of both as you specify. The contract provides that all or part of the ACCOUNT VALUE may be used to purchase an annuity.

                                                                              23
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You may elect ANNUITY PAYOUTS in monthly, quarterly, semiannual or annual installments. If the payouts from any SUBACCOUNT would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS

LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE RECIPIENT WOULD RECEIVE NO PAYOUTS IF THE ANNUITANT DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The designated period is selected by the CONTRACTOWNER.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. The payouts continue during the lifetime of the survivor. The designated period is elected by the CONTRACTOWNER.

JOINT LIFE ANNUITY AND TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT with the guarantee that upon death a payout will be made of the value of the number of ANNUITY UNITS (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the ANNUITY UNIT VALUE for the date payouts begin, minus (b) the ANNUITY UNITS represented by each payout to the ANNUITANT multiplied by the number of payouts paid before death. The value of the number of ANNUITY UNITS is computed on the date the death claim is approved for payment by the home office.

Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an ANNUITY PAYOUT option as a method of paying the DEATH BENEFIT to a BENEFICIARY. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The applicable mortality and expense risk charge and the charge for administrative services of .15% will be assessed on all variable ANNUITY PAYOUTS, including options that may be offered that do not have a life contingency and therefore no mortality risk, except for the INCOME4LIFE SOLUTION.

VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined using:

  1. The ACCOUNT VALUE on the ANNUITY COMMENCEMENT DATE less any applicable premium taxes;

  2.  The annuity tables contained in the contract;

  3.  The annuity option selected; and

  4.  The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

  1.  Determine the dollar amount of the first periodic payout; then

  2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

  3.  Calculate the value of the ANNUITY UNITS each period thereafter.

ANNUITY PAYOUTS assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, ANNUITY PAYOUTS will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

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
GENERAL INFORMATION

THE RETURN OF PREMIUM, ANNUAL STEP UP, 5% STEP UP AND EEB RIDER ARE NOT AVAILABLE AFTER THE ANNUITY COMMENCEMENT DATE.

The ANNUITY COMMENCEMENT DATE is usually on or before the CONTRACTOWNER'S 90th birthday. You may change the ANNUITY COMMENCEMENT DATE, change the annuity option or change the allocation of the investment among SUBACCOUNTS up to 30 days before the scheduled ANNUITY COMMENCEMENT DATE, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a BENEFICIARY in a lump sum, the BENEFICIARY may choose any ANNUITY PAYOUT option.

Unless you select another option, the contract automatically provides for a life annuity with ANNUITY PAYOUTS guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in case of joint life annuity) will be paid to you, if living, otherwise to your BENEFICIARY as payouts become due.

INCOME4LIFE SOLUTION
(NON-QUALIFIED ANNUITY CONTRACTS ONLY)

We also offer a variable ANNUITY PAYOUT option for Non-qualified Contracts. The INCOME4LIFE SOLUTION, when available in your state, is subject to a charge, computed daily, equal to annual rate of 1.75%. This charge consists of an administrative charge of 0.15% and a mortality and expense risk charge of 1.60%. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the CONTRACTOWNERS election.

If your ACCOUNT VALUE is at least $50,000, you may elect the INCOME4LIFE Solution at the time of application or at any time before the ANNUITY COMMENCEMENT DATE by sending a written request to our home office. Additional PURCHASE PAYMENTS will not be accepted after INCOME4LIFE is elected. There is no guarantee that INCOME4LIFE will be available in the future as we reserve the right to discontinue this option at any time.

Assumed interest rates of 3%, 4%, 5%, and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.

Depending on state availability, under this INCOME4LIFE SOLUTION option you may change your assumed interest rate once a year after your regular income payments begin.

REGULAR INCOME. The INCOME4LIFE SOLUTION provides for variable, periodic regular income payments during a defined period of time (the "Access Period") and after the Access Period for as long as an ANNUITANT is living. We determine the initial regular income payment based in part on the assumed investment rate you choose. Other assumed investment rates may be available in your state. Each subsequent regular income payment will be adjusted up or down with the performance of the SUBACCOUNTS selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed investment rate of 4%, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than 4%, the regular income payment will decrease by approximately 3%. See Federal tax matters--Taxation of annuity payouts.


ACCESS PERIOD. During the Access Period you select, you will be able to access your ACCOUNT VALUE (as defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the INCOME4LIFE SOLUTION. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.


ACCOUNT VALUE. The initial Account Value is the CONTRACT VALUE on VALUATION DATE the INCOME4LIFE SOLUTION is effective, less any applicable premium taxes. During the Access Period, the ACCOUNT VALUE will be increased/ decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining ACCOUNT VALUE will be applied to continue regular income payments for your life and the ACCOUNT VALUE will be reduced to zero. Regular income payments will continue for as long as any ANNUITANT is living, and will continue to be adjusted for investment performance of the SUBACCOUNTS your ANNUITY UNITS are invested in.

WITHDRAWALS. You may request a withdrawal at any time during the Access Period. We reduce the ACCOUNT VALUE by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax matters--Taxation of withdrawals and surrenders.

SURRENDER. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

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SURVIVOR BENEFIT During the Access Period the SURVIVOR BENEFIT is the ACCOUNT
VALUE. Following the Access Period, the SURVIVOR BENEFIT will be the remaining guaranteed regular income payments, if any; otherwise there is no SURVIVOR BENEFIT.

FEDERAL TAX MATTERS

INTRODUCTION

The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NONQUALIFIED ANNUITIES

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

TAX DEFERRAL ON EARNINGS

The Federal income tax law generally does not tax any increase in your ACCOUNT VALUE until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

- An individual must own the contract (or the tax law must treat the contract as owned by the individual).

- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

- Your right to choose particular investments for a contract must be limited.

- The ANNUITY COMMENCEMENT DATE must not occur near the end of the ANNUITANT'S life expectancy.

CONTRACTS NOT OWNED BY THE INDIVIDUAL

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the ACCOUNT VALUE over the PURCHASE PAYMENTS for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

INVESTMENTS IN THE VAA MUST BE DIVERSIFIED

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the ACCOUNT VALUE over the contract PURCHASE PAYMENTS. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

RESTRICTIONS

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate ACCOUNT VALUE among SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

AGE AT WHICH ANNUITY PAYOUTS BEGIN

Federal income tax rules do not expressly identify a particular age by which ANNUITY PAYOUTS must begin. However, those rules do require that an annuity contract provide for amortization, through ANNUITY PAYOUTS, of the contract's PURCHASE PAYMENTS and earnings. If ANNUITY PAYOUTS under the contract begin or are scheduled to begin on a date past the ANNUITANT'S 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the ACCOUNT VALUE over the PURCHASE PAYMENTS of the contract.

TAX TREATMENT OF PAYMENTS

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your ACCOUNT VALUE until there is a distribution from your contract.

TAXATION OF WITHDRAWALS AND SURRENDERS

You will pay tax on withdrawals to the extent your ACCOUNT VALUE exceeds your PURCHASE PAYMENTS in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your PURCHASE PAYMENTS. In certain circumstances, your PURCHASE PAYMENTS are reduced by amounts received from your contract that were not included in income.

TAXATION OF ANNUITY PAYOUTS

The tax code imposes tax on a portion of each ANNUITY PAYOUT (at ordinary tax rates) and treats a portion as a nontaxable return of your PURCHASE PAYMENTS in the contract. We will notify you annually of the taxable amount of your ANNUITY PAYOUT. Once you have recovered the total amount of the PURCHASE PAYMENT in the contract, you will pay tax on the full amount of your ANNUITY PAYOUTS. If ANNUITY PAYOUTS end because of the ANNUITANT'S death and before the total amount of the PURCHASE PAYMENTS in the contract has been received, the amount not received generally will be deductible.

TAXATION OF DEATH BENEFITS

We may distribute amounts from your contract because of the death of a CONTRACTOWNER or an ANNUITANT. The tax treatment of these amounts depends on whether you or the ANNUITANT dies before or after the ANNUITY COMMENCEMENT DATE.

- Death prior to the ANNUITY COMMENCEMENT DATE--

    - If the BENEFICIARY receives DEATH BENEFITS under an ANNUITY PAYOUT option, they are taxed in the same manner as ANNUITY PAYOUTS.

    - If the BENEFICIARY does not receive DEATH BENEFITS under an ANNUITY PAYOUT option, they are taxed in the same manner as withdrawal.

- Death after the ANNUITY COMMENCEMENT DATE--

    - If DEATH BENEFITS are received in accordance with the existing ANNUITY PAYOUT option, they are excludible from income if they do not exceed the PURCHASE PAYMENTS not yet distributed from the contract. All ANNUITY PAYOUTS in excess of the PURCHASE PAYMENTS not previously received are includable in income.

    - If DEATH BENEFITS are received in a lump sum, the tax law imposes tax on the amount of DEATH BENEFITS which exceeds the amount of PURCHASE PAYMENTS not previously received.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYOUTS

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders or ANNUITY PAYOUTS that:

- you receive on or after you reach age 59 1/2,

- you receive because you became disabled (as defined in the tax law),

- a BENEFICIARY receives on or after your death, or

- you receive as a series of substantially equal periodic payments for life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an ANNUITY PAYOUT, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, withdrawal or an ANNUITY PAYOUT that you must include in income and the amount that might be subject to the penalty tax described above.

LOANS AND ASSIGNMENTS

Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignments or pledge (or agreement to assign or pledge) any portion of your ACCOUNT VALUE, as withdrawal of such amount or portion.

GIFTING A CONTRACT

If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your ACCOUNT'S VALUE, you will pay tax on your ACCOUNT VALUE to the extent it exceeds your PURCHASE PAYMENTS not previously received. The new owner's PURCHASE PAYMENTS in the contract would then be increased to reflect the amount included in income.

CHARGES FOR A CONTRACT'S DEATH BENEFIT

Your contract may have a DEATH BENEFIT, for which you may pay a charge. It is possible that the tax law may treat all or a portion of the DEATH BENEFIT charge as a contract withdrawal.

                                                                              27
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LOSS OF INCOME DEDUCTION

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the ACCOUNT VALUE. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

IRA'S AND ROTH IRA'S

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code such as IRA's and Roth IRA's. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS

Currently, we may issue contracts in connection with the following types of qualified plans:

- Individual Retirement Accounts and Annuities ("Traditional IRAs")

- Roth IRAs

TAX TREATMENT OF QUALIFIED CONTRACTS

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

- Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made, and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

- Under Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

TAX TREATMENT OF PAYMENTS

Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include PURCHASE PAYMENTS that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for PURCHASE PAYMENTS. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

The IRS has issued new proposed regulations effective January 1, 2002 concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. Please contact your tax adviser regarding the tax ramifications.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

However, these "minimum distribution rules" do not apply to a Roth IRA.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS

The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrenderor ANNUITY PAYOUT:

- received on or after the ANNUITANT reaches age 59 1/2,

- received on or after the ANNUITANT'S death or because of the ANNUITANT'S disability (as defined in the tax law),

- received as a series of substantially equal periodic payments for the ANNUITANT'S life (or life expectancy), or

- received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

TRANSFERS AND DIRECT ROLLOVERS

In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified adviser should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

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
DEATH BENEFIT AND IRAS

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the DEATH BENEFIT from being provided under the contracts when we issue the contract as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of the DEATH BENEFIT under a contract issued as a Traditional IRA or Roth IRA could result in increased taxes to you.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.

TAX STATUS OF LINCOLN LIFE

Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

CHANGES IN LAW

The above discussion is based on the tax code, IRS regulations and interpretations existing on the date of this Prospectus. However, Congress, the IRS and the courts may modify these authorities, sometimes retroactively.

VOTING RIGHTS

As required by law, we will vote the TRUST shares held in the VAA at meetings of the shareholders of the TRUST. The voting will be done according to the instructions of CONTRACTOWNERS who have interests in the SUBACCOUNTS which invest in classes of funds of the TRUST. If the 1940 Act or any regulation under it should be amended or if present interpretations should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the TRUST shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

TRUST shares of a class held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a SUBACCOUNT will receive proxy voting material, reports and other materials relating to the TRUST. Since the TRUST engages in shared funding, other persons or entities besides LINCOLN LIFE may vote TRUST shares. See Investments of the variable annuity account--Fund shares.

DISTRIBUTION OF THE CONTRACTS

LINCOLN LIFE is the distributor and principal underwriter of the contracts. Under an agreement with LINCOLN LIFE, SEI Investment Distribution Co. (SEI) will assist LINCOLN LIFE in forming the selling group. SEI will also perform certain functions in support of the selling group. The contracts will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LINCOLN LIFE and have been licensed by state insurance departments to represent us. LINCOLN LIFE will offer the contracts in all states it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7878, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the VAA, except as explained in the following paragraph, we will return the ACCOUNT VALUE as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the PURCHASE PAYMENT(S).

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STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required that Act or any other applicable law or regulation.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

The fund may also offer shares of the funds to other segregated investment accounts.

LEGAL PROCEEDINGS

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

Lincoln Life has also reached an agreement in principle to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.

After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

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STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR VARIABLE ANNUITY
ACCOUNT T SEI VARIABLE ANNUITY

ITEM
--------------------------------------------------
General information and history of Lincoln Life                              B-2

Special terms                                                                B-2

Services                                                                     B-2

Principal underwriter                                                        B-2

Purchase of securities being offered                                         B-2

Calculation of investment results                                            B-2

Annuity payouts                                                              B-7

Advertising and sales literature                                             B-8

Additional services                                                          B-9

Other Information                                                           B-10

Financial statements                                                        B-11

For a free copy of the SAI please see page one of this booklet.

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